Investments in unconsolidated equity investees - Summary of Investments (Parenthetical) (Detail)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity investment, percentage		25.00%
Avolon Capital Partners Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, percentage	25.00%	25.00%